Cash and Cash Equivalents and Restricted Cash	6 Months Ended
Jun. 30, 2023
Cash and Cash Equivalents and Restricted Cash [Abstract]
Cash and Cash Equivalents and Restricted Cash
4.          Cash and Cash Equivalents and Restricted Cash:
The following table provides a reconciliation of cash and cash equivalents and restricted cash reported within the unaudited consolidated balance sheets that sum to the total of the same such amounts shown in the unaudited interim consolidated statements of cash flows:

	June 30, 2023	December 31, 2022
Cash and cash equivalents	16,902	26,027
Restricted cash	50	1,650
Restricted cash, non-current	5,500	4,800
Total	22,452	32,477

Restricted cash as of June 30, 2023 includes $2,000 of minimum liquidity requirements as per the Piraeus Bank Loan Facility (Note 7), $2,000 of minimum liquidity requirements as per the October 2022 Danish Ship Finance Loan Facility (Note 7), $500 of minimum liquidity requirements as per the August 2021 Alpha Bank Loan Facility (Note 7), $500 of minimum liquidity requirements as per the June 2022 Alpha Bank Loan Facility (Note 7), $500 of minimum liquidity requirements as per the December 2022 Alpha Bank Loan Facility (Note 7), and $50 of restricted deposits pledged as collateral regarding credit cards balances with one of the Company’s financial institutions. Minimum liquidity, not legally restricted, as of June 30, 2023, of $9,100 as per the Company’s credit facilities’ covenants, is included in “Cash and cash equivalents”.

Restricted cash as of December 31, 2022 includes $2,000 of minimum liquidity requirements as per the June 2022 Piraeus Bank Loan Facility (Note 7), $1,300 of minimum liquidity requirements as per the October 2022 Danish Ship Finance Loan Facility, $500 of minimum liquidity requirements as per the August 2021 Alpha Bank Loan Facility (Note 7), $500 of minimum liquidity requirements as per the June 2022 Alpha Bank Loan Facility (Note 7), $500 of minimum liquidity requirements as per the December 2022 Alpha Bank Loan Facility (Note 7), $1,600 of minimum liquidity requirement as per the Championship Cargill Sale and Leaseback (Note 7) and $50 of restricted deposits pledged as collateral regarding credit cards balances with one of the Company’s financial institutions. Minimum liquidity, not legally restricted, as of December 31, 2022, of $10,700 as per the Company’s credit facilities’ covenants, is included in “Cash and cash equivalents”.